MASSMUTUAL PREMIER FUNDS

Supplement dated September 28, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 23 in the second paragraph under Principal Investment Strategies for the Diversified Bond Fund:

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Barclays Capital U.S. Aggregate Bond Index (as of January 31, 2011, the average duration of the Index was 4.78 years).

The information on pages 25 and 31 for Jill A. Fields under Portfolio Managers for the Diversified Bond Fund and High Yield Fund, respectively, is hereby deleted.

The following information supplements information for the Diversified Bond Fund found on page 25 under Portfolio Managers:

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team and principally responsible for the day-to-day management of the high yield segment of the Fund. He has managed the Fund since September 2011.

The information on page 108 for Jill A. Fields under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

The following information replaces similar information found under the heading Subadvisers and Portfolio Managers on page 108 in the section titled Management of the Funds:

Sean M. Feeley

is a Managing Director, Head of Babson Capital’s High Yield Research Team, and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund and is principally responsible for the day-to-day management of the high yield segment of the Diversified Bond Fund. Mr. Feeley, a Chartered Financial Analyst and Certified Public Accountant, has over 21 years of industry experience, and prior to joining Babson Capital in 2003, was employed by Cigna Investment Management in project finance and Credit Suisse in its leveraged finance group.

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B3000M-11-06

MASSMUTUAL PREMIER FUNDS

Supplement dated September 28, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The information on page 11 for Jill A. Fields under Portfolio Managers for the High Yield Fund is hereby deleted.

The information on page 27 for Jill A. Fields under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

The following information replaces similar information found under the heading Subadvisers and Portfolio Managers on page 27 in the section titled Management of the Funds:

MassMutual contracts with the following subadvisers to help manage the Funds. Subject to the oversight of the Trustees, MassMutual has the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

The following information replaces similar information for Babson Capital Management LLC under the heading Subadvisers and Portfolio Managers on page 27 in the section titled Management of the Funds:

Babson Capital Management LLC (“Babson Capital”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 1500 Main Street, Springfield, Massachusetts 01115 and at 470 Atlantic Avenue, Boston, Massachusetts 02210, manages the investments of the Inflation-Protected and Income Fund and High Yield Fund.

The following information replaces the second paragraph found on page 29 in the section titled About the Classes of Shares – Class Z, S, Y, L, A and N Shares:

All Classes of a Fund may not be available in every state. Currently, only Class A shares of each Fund are available in Montana, Nebraska and New Hampshire.

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B3000M(Z)-11-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated September 28, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information under Principal Investment Strategies:

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Barclays Capital U.S. Aggregate Bond Index (as of January 31, 2011, the average duration of the Index was 4.78 years).

The information for Jill A. Fields under Portfolio Managers is hereby deleted.

The following information supplements the information under Portfolio Managers:

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team and principally responsible for the day-to-day management of the high yield segment of the Fund. He has managed the Fund since September 2011.

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11-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier High Yield Fund

Supplement dated September 28, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The information for Jill A. Fields under Portfolio Managers is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01

MASSMUTUAL PREMIER FUNDS

Supplement dated September 28, 2011 to the

Statement of Additional Information dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information for Babson Capital Management LLC found on pages 147 and 148 in the section titled Appendix C—Additional Portfolio Manager Information:

The information for Jill A. Fields is hereby deleted.

The portfolio managers of the Diversified Bond Fund are William M. Awad, III, Sean M. Feeley, Mary Wilson Kibbe, David L. Nagle and Charles S. Sanford.

The portfolio managers of High Yield Fund are Sean M. Feeley and Scott D. Roth.

The following information supplements the information for the Diversified Bond Fund found on pages 147 and 148 in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Sean M. Feeley
Registered investment companies**	4	$623,451,061	0	$0
Other pooled investment vehicles	2	$147,594,579	0	$0
Other accounts	7	$3,920,023,691	0	$0

*	The information provided is as of August 31, 2011.
**	Does not include Diversified Bond Fund.

Ownership of Securities:

As of August 31, 2011, Mr. Feeley did not own any shares of the Diversified Bond Fund. Mr. Feeley does not directly own any shares of the Fund, but may have an economic interest in the Fund due to his participation in a deferred compensation plan and/or 401(k) plan.

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SAI B3000M-11-03

MASSMUTUAL PREMIER FUNDS

Supplement dated September 28, 2011 to the

Statement of Additional Information dated March 1, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information found on page 38 under the heading Independent Trustees in the section titled Management of the Trust:

C. Ann Merrifield	Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 60
Trustee since 2004
Trustee of 31 portfolios in fund complex

Retired; Senior Vice President, Genzyme Business Excellence Initiative (2009-2011), President, Biosurgery (2003-2009), Executive Vice President, Biosurgery (2001-2003), President, Genetics (1997-2001), Genzyme Corporation; Director (2002-2007), Playtex Products, Inc.; Trustee (since 2005), MML Series Investment Fund II (open-end investment company).

The following information replaces similar information found on page 41 under the heading Additional Information About the Trustees in the section titled Management of the Trust:

C. Ann Merrifield—As trustee of a healthcare organization and a former partner of a consulting firm and investment officer at a large insurance company, Ms. Merrifield has experience with financial, regulatory and operational issues. She also has served as an audit committee member for a manufacturing company. Ms. Merrifield holds a BA and M. Ed. from the University of Maine and an MBA from Amos Tuck School of Business Administration at Dartmouth College.

Corine T. Norgaard resigned as an Independent Trustee effective April 30, 2011. Therefore, the information for Corine T. Norgaard found on pages 38 and 41 under the headings Independent Trustees and Additional Information About the Trustees in the section titled Management of the Trust is hereby deleted.

The following information replaces similar information found on page 54 in the section titled Portfolio Transactions and Brokerage:

The following table discloses, for the Strategic Emerging Markets Fund, trades directed to a third party soft dollar broker during the fiscal year ended October 31, 2010, the dollar value of transactions placed by the Fund with such soft dollar brokers and dealers during the fiscal year ended October 31, 2010 to recognize “brokerage and research” services, and commissions paid for such transactions:

	Dollar Value of Those Transactions	Amount of Commissions
Strategic Emerging Markets Fund	$107,349,531	$97,851

The following information replaces similar information for Babson Capital Management LLC found on pages 87 and 88 in the section titled Appendix C—Additional Portfolio Manager Information:

The information for Jill A. Fields is hereby deleted.

The portfolio managers of High Yield Fund are Sean M. Feeley and Scott D. Roth.

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SAI B3000M(Z)-11-01